CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
13. CONTINGENT LIABILITY

Pursuant to the Artisan acquisition, the Company may be obligated to pay up to another $300,000 in the event certain financial milestones are met by April 30, 2014 (see note 2).  This obligation had a fair value of $131,000 at the time of the Artisan acquisition.  During the twelve months ended December 31, 2014 and 2013, the Company made payments in the amount of  $77,581 and $160,933, respectively.  At December 31, 2014 and 2013, the amount of $0 and $80,881 is reflected on the Company’s balance sheet as a contingent liability related to the Artisan acquisition.

Pursuant to the OFB acquisition, the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date. The Company believes it is likely that these payments will be made, and accordingly recorded the entire amount of $225,000 as a contingent liability on its balance sheet at acquisition. During the twelve months ended December 31, 2014, payments in the aggregate amount of $52,500 have been made under this contingent liability; at December 31, 2014, the balance of the contingent liability is $172,500 related to the OFB acquisition.

The Company has recorded a contingent liability of $400,000 representing the estimated potential amounts payable pursuant to certain litigation (see Note 16).